BUSINESS COMBINATIONS	12 Months Ended
Jun. 30, 2024
Business Combinations [Abstract]
BUSINESS COMBINATIONS

NOTE 8 — BUSINESS COMBINATIONS

Activision Blizzard, Inc.

On October 13, 2023, we completed our acquisition of Activision Blizzard, Inc. (“Activision Blizzard”) for a total purchase price of $75.4 billion, consisting primarily of cash. Activision Blizzard is a leader in game development and an interactive entertainment content publisher. The acquisition will accelerate the growth in our gaming business across mobile, PC, console, and cloud gaming. The financial results of Activision Blizzard have been included in our consolidated financial statements since the date of the acquisition. Activision Blizzard is reported as part of our More Personal Computing segment.

The purchase price allocation as of the date of acquisition was based on a preliminary valuation and is subject to revision as more detailed analyses are completed and additional information about the fair value of assets acquired and liabilities assumed becomes available. The primary areas that remain preliminary relate to the fair values of goodwill and income taxes.

The major classes of assets and liabilities to which we have preliminarily allocated the purchase price were as follows:

(In millions)

Cash and cash equivalents	$12,976
Goodwill	50,969
Intangible assets	21,969
Other assets	2,501
Long-term debt	(2,799)
Long-term income taxes	(1,914)
Deferred income taxes	(4,677)
Other liabilities	(3,617)

Total purchase price	$75,408

Goodwill was assigned to our More Personal Computing segment. The goodwill was primarily attributed to increased synergies that are expected to be achieved from the integration of Activision Blizzard. Substantially all of the goodwill is expected to be non-deductible for income tax purposes.

Following are the details of the purchase price allocated to the intangible assets acquired:

(In millions, except average life)	Amount	Weighted Average Life

Marketing-related	$11,619	24 years
Technology-based	9,689	4 years
Customer-related	661	4 years

Fair value of intangible assets acquired	$21,969	15 years

Following is the net impact of the Activision Blizzard acquisition on our consolidated income statements since the date of acquisition:

(In millions)

Year Ended June 30,	2024

Revenue	$5,729
Operating loss	(1,362)

The change of Activision Blizzard content from third-party to first-party is reflected in the net impact.

Following are the supplemental consolidated financial results of Microsoft Corporation on an unaudited pro forma basis, as if the acquisition had been consummated on July 1, 2022:

(In millions, except per share amounts)

Year Ended June 30,	2024	2023

Revenue	$247,442	$219,790
Net income	88,308	71,383
Diluted earnings per share	11.82	9.55

These pro forma results were based on estimates and assumptions, which we believe are reasonable. They are not the results that would have been realized had we been a combined company during the periods presented and are not necessarily indicative of our consolidated results of operations in future periods. The pro forma results include adjustments related to purchase accounting, primarily amortization of intangible assets. Acquisition costs and other nonrecurring charges were immaterial and are included in the earliest period presented.

Nuance Communications, Inc.

On March 4, 2022, we completed our acquisition of Nuance Communications, Inc. (“Nuance”) for a total purchase price of $18.8 billion, consisting primarily of cash. Nuance is a cloud and artificial intelligence (“AI”) software provider with healthcare and enterprise AI experience, and the acquisition will build on our industry-specific cloud offerings. The financial results of Nuance have been included in our consolidated financial statements since the date of the acquisition. Nuance is reported as part of our Intelligent Cloud and Productivity and Business Processes segments.

The allocation of the purchase price to goodwill was completed as of December 31, 2022. The major classes of assets and liabilities to which we have allocated the purchase price were as follows:

(In millions)

Goodwill (a)	$16,326
Intangible assets	4,365
Other assets	42
Other liabilities (b)	(1,972)

Total	$18,761

(a)
Goodwill was assigned to our Intelligent Cloud segment and was primarily attributed to increased synergies that are expected to be achieved from the integration of Nuance. None of the goodwill is expected to be deductible for income tax purposes.
(b)
Includes $986 million of convertible senior notes issued by Nuance in 2015 and 2017, substantially all of which have been redeemed.

Following are the details of the purchase price allocated to the intangible assets acquired:

(In millions, except average life)	Amount	Weighted Average Life

Customer-related	$2,610	9 years
Technology-based	1,540	5 years
Marketing-related	215	4 years

Total	$4,365	7 years